UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03657

Deutsche DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                     as of November 30, 2018 (Unaudited)

DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.9%
California 98.3%
Alameda, CA, Corridor Transportation Authority:
Series B, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,394,212
Series B, 5.0%, 10/1/2036, INS: AGMC	1,050,000	1,165,343
Series B, 5.0%, 10/1/2037, INS: AGMC	500,000	552,940
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project, Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	4,006,905
Azusa, CA, Unified School District, 4.0%, 8/1/2030, INS: AGMC	3,955,000	4,251,981
Big Bear Lake, CA, Water Revenue, 6.0%, 4/1/2022, INS: NATL	8,380,000	8,867,046
California, Alum Rock Union Elementary School District, Election of 2012, Series A, 5.5%, 8/1/2034	5,000,000	5,621,300
California, Bay Area Toll Authority, Toll Bridge Revenue, Series C2, 1.25% *, 12/7/2018, LOC: BK Tokyo-Mitsubishi Ufj	900,000	900,000
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series C-1, 1.24% *, 12/7/2018, LOC: Sumitomo Mitsui Banking	945,000	945,000
Series S-7, 4.0%, 4/1/2033	1,000,000	1,059,930
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Subordinate Toll Bridge:
Series S-7, 4.0%, 4/1/2035	5,000,000	5,230,850
Series S-7, 4.0%, 4/1/2037	6,500,000	6,743,295
California, Coast Community College District, Election of 2012:
Series D, 5.0%, 8/1/2032	7,000,000	8,261,540
Series A, 5.0%, 8/1/2038	11,185,000	12,357,188
California, EL Dorado Irrigation District Revenue:
Series C, 5.0%, 3/1/2032	2,750,000	3,170,860
Series A, 5.0%, 3/1/2034, INS: AGMC	3,000,000	3,351,750
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	1,073,280
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue, Series A, 5.75%, 1/15/2046	12,500,000	13,948,500
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A, 5.0%, 6/1/2040	5,000,000	5,462,500
Series A-1, 5.0%, 6/1/2047	3,015,000	2,899,917
Series A-2, 5.0%, 6/1/2047	5,160,000	4,953,652
Series A-1, 5.25%, 6/1/2047	1,200,000	1,193,712
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, 5.25%, 8/1/2033	7,425,000	8,413,045
California, Health Facilities Financing Authority Revenue, Providence Health & Services, Series B, 5.5%, 10/1/2039	2,500,000	2,571,900
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,681,417
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	6,820,000	9,519,015
California, Mount San Antonio Community College District, Election of 2008, Series 2013A, 5.0%, 8/1/2034	8,520,000	9,528,001
California, Palomar Health, Series B, 4.0%, 8/1/2036	5,085,000	5,181,717
California, Public Finance Authority Revenue, Henry Mayo Newhall Hospital:
5.0%, 10/15/2037	740,000	788,677
5.0%, 10/15/2047	2,650,000	2,792,358
California, Public Finance Authority Revenue, Sharp Healthcare, Series A, 5.0%, 8/1/2047	2,500,000	2,789,725
California, Public Finance Authority, University Housing Revenue, Claremont Properties LLC, Claremont Colleges Project, Series A, 144A, 5.0%, 7/1/2047	4,750,000	4,735,465
California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:
Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,067,400
Series A, 144A, 5.0%, 8/1/2048	1,750,000	1,848,717
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,142,750
California, State Community College Financing Authority, College Housing Revenue, Orange Coast Properties LLC:
5.25%, 5/1/2043	1,000,000	1,083,300
5.25%, 5/1/2048	2,000,000	2,156,900
5.25%, 5/1/2053	2,000,000	2,140,880
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems, Series AH, Prerefunded, 5.25%, 12/1/2035	45,000	48,079
California, State Educational Facilities Authority Revenue:
Series A, 5.0%, 12/1/2037	1,265,000	1,428,387
Series A, 5.0%, 12/1/2038	1,125,000	1,266,255
Series A, 5.0%, 12/1/2044	2,375,000	2,645,631
Series A, 5.0%, 12/1/2048	4,000,000	4,441,640
California, State Educational Facilities Authority Revenue, Pepperdine University, 5.0%, 9/1/2040	2,335,000	2,626,385
California, State General Obligation:
5.0%, 2/1/2033	12,000,000	12,961,320
5.0%, 4/1/2037	5,000,000	5,446,750
5.0%, 2/1/2043	5,000,000	5,400,350
5.0%, 3/1/2045	6,000,000	6,594,540
5.25%, 9/1/2030	10,000,000	10,803,800
5.25%, 10/1/2032	15,000,000	16,225,500
5.25%, 4/1/2035	8,000,000	8,728,640
California, State Green Bonds, 5.0%, 10/1/2037	3,500,000	3,890,565
California, State Health Facilities Financing Authority Revenue:
5.0%, 9/1/2043	2,665,000	2,877,614
5.0%, 9/1/2048	2,490,000	2,677,497
California, State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children's Hospital, Series A, 5.0%, 8/15/2043	3,480,000	3,758,226
California, State Health Facilities Financing Authority Revenue, Scripps Health, Series A, 5.0%, 11/15/2032	1,000,000	1,082,210
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group:
Series A, 5.0%, 11/15/2030	1,400,000	1,634,080
Series A, 5.0%, 11/15/2031	1,250,000	1,450,687
Series A, 5.0%, 11/15/2032	1,700,000	1,963,194
Series A, 5.0%, 11/15/2034	1,000,000	1,143,180
Series A, 5.0%, 11/15/2035	1,000,000	1,139,110
Series A, 5.0%, 11/15/2036	1,000,000	1,132,000
Series A, 5.0%, 8/15/2043	3,750,000	4,080,337
California, State Municipal Finance Authority, Charter School Revenue, Palmdale Aeroscope Academy Project:
Series A, 144A, 5.0%, 7/1/2038	1,000,000	1,030,660
Series A, 144A, 5.0%, 7/1/2049	1,500,000	1,530,795
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2038	2,110,000	2,288,126
Series A, AMT, 5.0%, 12/31/2043	2,000,000	2,149,880
Series A, AMT, 5.0%, 12/31/2047	1,200,000	1,284,480
Series A, AMT, 5.0%, 6/1/2048	450,000	480,447
California, State Municipal Finance Authority Revenue, Northbay Healthcare, Series A, 5.25%, 11/1/2047	1,065,000	1,124,821
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	10,000,000	11,032,900
California, State Public Works Board, Lease Revenue, Capital Projects, Series I, 5.5%, 11/1/2033	5,400,000	6,105,240
California, State Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, Series G, 5.25%, 9/1/2033	7,540,000	8,417,656
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group:
144A, 5.0%, 6/1/2047	1,000,000	1,004,800
144A, 5.0%, 6/1/2054	1,000,000	995,050
California, State School Finance Authority, Charter School Revenue, Rocketship Public School, Series G, 144A, 5.0%, 6/1/2053	715,000	716,959
California, State School Finance Authority, Educational Facilities Revenue, River Springs Charter School:
Series A, 144A, 5.0%, 7/1/2047	1,000,000	1,017,400
Series A, 144A, 5.0%, 7/1/2052	1,000,000	1,010,380
California, State University Revenue:
Series A, 5.0%, 11/1/2037	8,000,000	8,598,400
Series A, 5.0%, 11/1/2039	2,000,000	2,231,060
California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039, GTY: American Baptist Foundation	7,000,000	7,226,170
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	6,345,720
California, Statewide Communities Development Authority Revenue, Covenant Retirement Communities, Inc., Series C, 5.625%, 12/1/2036	2,500,000	2,783,725
California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services, Series A, 5.0%, 4/1/2047	1,250,000	1,362,987
California, Statewide Communities Development Authority Revenue, Huntington Memorial Hospital Project, 5.0%, 7/1/2043	1,140,000	1,261,490
California, Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.0%, 12/1/2053	4,345,000	4,749,433
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 144A, 5.0%, 12/1/2041	5,000,000	5,140,150
Series A, 144A, 5.5%, 12/1/2058	560,000	596,154
California, Statewide Communities Development Authority Revenue, Sutter Health, Prerefunded, Series A, 6.0%, 8/15/2042	10,340,000	11,067,833
California, Washington Township Health Care District, Election of 2004, Series B, 5.5%, 8/1/2038	4,000,000	4,600,040
California, West Contra Costa Unified School District, Election of 2012, Series A, 5.5%, 8/1/2039	10,000,000	11,341,200
Carlsbad, CA, Unified School District, Series A, 4.0%, 5/1/2031	1,500,000	1,606,110
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	2,849,402
Cerritos, CA, Community College District:
Series B, 5.0%, 8/1/2029	500,000	594,680
Series B, 5.0%, 8/1/2030	1,005,000	1,187,558
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	1,055,000	1,160,078
Cupertino, CA, Union School District, Election of 2012:
Series B, 5.0%, 8/1/2034	1,000,000	1,125,010
Series B, 5.0%, 8/1/2035	2,305,000	2,587,985
Series B, 5.0%, 8/1/2036	1,140,000	1,277,416
Dry Creek, CA, School District General Obligation, Joint Elementary School District, Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,282,441
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series C, 5.0%, 6/1/2044	5,000,000	5,544,450
Escondido, CA, School District General Obligation, Unified High School District, ETM, Zero Coupon, 11/1/2020, INS: NATL	7,000,000	6,751,920
Foothill, CA, ETM, Zero Coupon, 1/1/2020, INS: AGC, AGMC	10,000,000	9,807,100
Garden Grove, CA, Unified School District, Election of 2010, Series C, 5.25%, 8/1/2037	2,500,000	2,789,250
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: Build America Mutual	1,000,000	1,138,750
Irvine, CA, Special Tax, Community Facilities District No. 2013-3, Improvement Area No. 8, 5.0%, 9/1/2051, INS: AGMC	1,200,000	1,328,004
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	700,000	751,702
Series C, 5.0%, 9/1/2047	1,000,000	1,069,290
Series D, 5.0%, 9/1/2049	750,000	800,828
Series B, 5.0%, 9/1/2051	1,000,000	1,066,260
Series A, 5.0%, 9/1/2056, INS: Build America Mutual	5,000,000	5,497,100
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,435,000	1,612,251
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	3,450,000	4,030,186
Series C, AMT, 5.0%, 5/15/2029	1,970,000	2,285,968
Series B, AMT, 5.0%, 5/15/2030	2,285,000	2,653,273
Series C, AMT, 5.0%, 5/15/2030	1,090,000	1,257,577
Series B, AMT, 5.0%, 5/15/2031	4,265,000	4,942,410
Series C, AMT, 5.0%, 5/15/2031	1,090,000	1,253,304
Series A, AMT, 5.0%, 5/15/2040	3,900,000	4,252,248
Series C, AMT, 5.0%, 5/15/2044	4,285,000	4,742,681
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,716,791
Series B, AMT, 5.0%, 5/15/2035	750,000	833,820
Series B, AMT, 5.0%, 5/15/2036	1,200,000	1,330,176
Series A, 5.0%, 5/15/2040	3,000,000	3,121,020
Los Angeles, CA, Department of Water & Power Revenue, Power System:
Series A, 5.0%, 7/1/2028	2,165,000	2,637,749
Series A, 5.0%, 7/1/2029	2,000,000	2,411,960
Series A, 5.0%, 7/1/2030	2,000,000	2,383,320
Series A, 5.0%, 7/1/2031	2,315,000	2,737,325
Series B, 5.0%, 7/1/2033	5,740,000	6,638,253
Series B, 5.0%, 7/1/2043	1,250,000	1,370,675
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series A, 5.0%, 7/1/2034	1,390,000	1,600,682
Los Angeles, CA, Harbor Department:
Series A, AMT, 5.0%, 8/1/2035	6,000,000	6,633,600
Series A, AMT, 5.0%, 8/1/2044	10,000,000	10,914,400
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	7,667,501
Los Angeles, CA, Wastewater System Revenue, Series D, 5.0%, 6/1/2033	7,000,000	7,962,150
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Series A, 5.0%, 6/1/2035	4,000,000	4,526,880
Modesto, CA, Irrigation District Electric Revenue, 5.0%, 10/1/2033	1,255,000	1,442,635
Mount Diablo, CA, Unified School District, Election of 2010, Series E, 5.0%, 6/1/2037	4,000,000	4,349,560
Northern California, Power Agency, Hydroelectric Project No. 1, Series A, 5.0%, 7/1/2031	1,100,000	1,204,137
Orange County, CA, Community Facilities District No. 2016-1, Esencia Village, Series A, 5.0%, 8/15/2041	6,545,000	6,956,746
Port of Oakland, CA:
Series D, AMT, 5.0%, 11/1/2028	2,250,000	2,613,532
Series D, AMT, 5.0%, 11/1/2029	1,850,000	2,137,027
Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,590,225
Rio Vista, CA, Community Facilities District, Special Tax, Series 2018-1, 5.0%, 9/1/2048	1,000,000	1,071,620
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	5,000,000	5,431,350
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2029	3,585,000	4,179,716
Series C, AMT, 5.0%, 7/1/2032	4,985,000	5,714,954
Series B, 5.0%, 7/1/2041	3,920,000	4,332,070
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Series A, 5.0%, 12/1/2044	7,465,000	8,285,851
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park:
5.0%, 9/1/2035	2,335,000	2,530,790
5.0%, 9/1/2040	2,665,000	2,853,709
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 67% of 3-month USD-LIBOR + 0.57%, 2.125% **, 6/1/2039, INS: NATL	10,000,000	9,391,300
Sacramento, CA, Municipal Utility District, Series E, 5.0%, 8/15/2028	1,000,000	1,233,620
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	1,845,000	1,927,711
Sacramento, CA, Transient Occupancy Tax Revenue, Convention Center Complex, Series C, 5.0%, 6/1/2043	15,230,000	17,024,551
San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,285,500
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2038	1,500,000	1,614,690
San Diego County, CA, Water Authority, 5.0%, 5/1/2034	7,920,000	8,751,758
San Diego, CA, Community College District, 4.0%, 8/1/2032	7,000,000	7,487,480
San Diego, CA, Community College District, Election of 2002, 5.0%, 8/1/2032	1,000,000	1,121,120
San Diego, CA, Housing Authority, Multi-Family Housing Revenue, Studio 15 Housing Partners LP, Series B, AMT, 1.71% *, 12/7/2018, LOC: Citibank NA	2,875,000	2,875,000
San Diego, CA, Unified School District, Election 2012, Series I, 4.0%, 7/1/2037	2,370,000	2,459,586
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2039	5,375,000	5,811,074
Series A, AMT, 5.0%, 5/1/2042	2,000,000	2,204,420
Series A, AMT, 5.5%, 5/1/2028	6,000,000	6,758,040
San Francisco City & County, CA, Redevelopment Agency Successor Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGMC	7,000,000	7,790,090
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,293,158
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	2,873,628
San Francisco, CA, Bay Area Rapid Transit District:
4.0%, 7/1/2034	2,500,000	2,638,300
Series A, Prerefunded, 5.0%, 7/1/2036	405,000	448,930
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series D, AMT, 5.0%, 5/1/2043	1,500,000	1,665,405
Series B, AMT, 5.0%, 5/1/2046	3,000,000	3,265,980
Series D, AMT, 5.0%, 5/1/2048	2,500,000	2,762,575
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, 5.0%, 11/1/2030	5,000,000	5,924,550
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Series C, Prerefunded, 6.75%, 8/1/2041	1,000,000	1,104,970
San Jose, CA, Redevelopment Agency Successor Tax Allocation, Series B, 5.0%, 8/1/2027	2,000,000	2,414,080
San Jose, CA, Airport Revenue:
Series A, AMT, 5.0%, 3/1/2041	3,000,000	3,300,660
Series A, AMT, 5.0%, 3/1/2047	12,500,000	13,695,000
San Jose, CA, Evergreen Community College District, Election of 2010:
Series A, 5.0%, 8/1/2037	90,000	98,228
Series A, 5.0%, 8/1/2041	6,500,000	7,075,185
San Jose, CA, Redevelopment Agency Successor Tax Allocation:
Series B, 5.0%, 8/1/2028	1,000,000	1,198,260
Series B, 5.0%, 8/1/2029	1,000,000	1,190,220
San Juan, CA, M-S-R Public Power Agency Project, Series D, ETM, 6.75%, 7/1/2020, INS: NATL	365,000	385,174
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: Build America Mutual	3,625,000	4,075,007
Series A, 5.0%, 9/1/2034, INS: Build America Mutual	2,205,000	2,470,151
San Marcos, CA, School Financing Authority Lease Revenue:
5.0%, 8/15/2034, INS: AGMC	850,000	991,398
5.0%, 8/15/2035, INS: AGMC	700,000	812,413
5.0%, 8/15/2036, INS: AGMC	1,100,000	1,268,762
5.0%, 8/15/2037, INS: AGMC	1,400,000	1,609,412
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,132,300
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,146,470
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation, Series B, AMT, 5.0%, 12/1/2036	7,000,000	7,824,530
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.6%, 9/1/2019, INS: NATL	1,115,000	1,145,373
5.6%, 9/1/2020, INS: NATL	1,180,000	1,252,948
5.65%, 9/1/2024, INS: NATL	1,445,000	1,705,129
5.65%, 9/1/2025, INS: NATL	1,520,000	1,831,539
5.65%, 9/1/2026, INS: NATL	1,605,000	1,964,376
Santa Monica, CA, Community College District, 2008 Election, Series B, 5.0%, 8/1/2044	2,000,000	2,213,400
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,329,659
South Orange County, CA, Public Financing Authority, Special Tax Revenue, Ladera Ranch:
Series A, 5.0%, 8/15/2030, INS: AGMC	680,000	802,978
Series A, 5.0%, 8/15/2031, INS: AGMC	375,000	440,318
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	970,000	1,018,743
Series A, ETM, 5.75%, 7/1/2021	270,000	297,146
Southern California, Public Power Authority Revenue, APEX Power Project:
Series A, 5.0%, 7/1/2036	1,960,000	2,204,628
Series A, 5.0%, 7/1/2037	2,000,000	2,246,320
Series A, 5.0%, 7/1/2038	5,750,000	6,451,787
Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:
Series A, 5.0%, 10/1/2034, INS: Build America Mutual	750,000	854,550
Series A, 5.0%, 10/1/2035, INS: Build America Mutual	1,500,000	1,701,195
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: NATL	3,600,000	3,309,876
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	2,092,540
University of California, State Revenues:
Series O, 4.0%, 5/15/2029	835,000	915,669
Series O, 4.0%, 5/15/2030	1,000,000	1,082,100
Series O, 4.0%, 5/15/2031	665,000	710,200
Series K, 4.0%, 5/15/2036	3,625,000	3,747,126
Series AV, 5.0%, 5/15/2032	4,325,000	5,049,135
Series AV, 5.0%, 5/15/2033	2,000,000	2,323,720
Series AV, 5.0%, 5/15/2034	1,000,000	1,155,820
Series AM, 5.25%, 5/15/2038	5,000,000	5,638,950
West Basin, CA, Municipal Water District Revenue, Series B, 5.0%, 8/1/2036	7,000,000	7,532,560
Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	6,915,000	7,285,851
		794,922,679
Guam 0.6%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	1,045,000	1,097,292
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	505,000	540,986
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,118,198
Series A, 5.0%, 10/1/2038	960,000	1,019,472
Series A, 5.0%, 10/1/2040	665,000	702,213
		4,478,161
Total Municipal Bonds and Notes (Cost $773,987,644)		799,400,840
Underlying Municipal Bonds of Inverse Floaters (a) 1.2%
California
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (b)	10,000,000	10,017,225
Trust: California, Department of Water & Power Revenue, Series 2016-XM0281, 144A, 13.04%, 7/1/2039, Leverage Factor at purchase date: 4 to 1 (Cost $9,019,127)
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $783,006,771)	100.1	809,418,065
Floating Rate Notes (a)	(0.9)	(7,500,000)
Other Assets and Liabilities, Net	0.8	6,613,527
Net Assets	100.0	808,531,592

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of November 30, 2018. Date shown reflects the earlier of demand date or stated maturity date.
** Variable or floating rate security. These securities are shown at their current rate as of November 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GNMA: Government National Mortgage Association
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$809,418,065	$—	$809,418,065
Total	$—	$809,418,065	$—	$809,418,065

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of Deutsche DWS State Tax-Free Income Series

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	January 22, 2019